INTANGIBLE ASSETS AND GOODWILL, NET - Summary of key assumptions used for calculation of fair value less selling costs (Details)	Dec. 31, 2019	Dec. 31, 2018
Mibanco - Edyficar Peru [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate used in current measurement of fair value less costs of disposal	12.35%	14.18%
Prima AFP - AFP Union Vida [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Discount rate used in current measurement of fair value less costs of disposal	11.63%	10.73%
Credicorp Capital Colombia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.80%	3.80%
Discount rate used in current measurement of fair value less costs of disposal	12.62%	14.65%
Banco de Crdito del Per S.A.
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Discount rate used in current measurement of fair value less costs of disposal	11.19%	11.15%
Pacifico Seguros [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Pacifico Seguros [Member] | Fees One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	10.72%	12.05%
Pacifico Seguros [Member] | Fees Two [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	12.00%	14.00%
Atlantic Security Holding Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Discount rate used in current measurement of fair value less costs of disposal	11.41%	10.07%